SCHEDULE OF COMPANY AND ITS MAJOR SUBSIDIARIES (Details)	6 Months Ended
Jun. 30, 2026
MKD British Virgin Islands [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
MKD Taiwan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	62.36%
MKD Samoa [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	62.36%
MKD Shanghai [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	62.36%
MKD Jiaxing [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	77.85%
Cetus Capital Acquisition Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	100.00%
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jul. 25, 2023
Place of incorporation	British Virgin Islands
Principal activities	Nonoperating shell company
MKD British Virgin Islands [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Mar. 30, 2023
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
MKD Taiwan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Sep. 26, 2006
Place of incorporation	Taiwan, PRC
Principal activities	Trading, designing and manufacturing industrial embedded system and automotive electronics
MKD Samoa [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Mar. 19, 2010
Place of incorporation	Samoa
Principal activities	Investment holding
MKD Shanghai [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Aug. 01, 2011
Place of incorporation	Shanghai, PRC
Principal activities	Trading industrial embedded system and automotive electronics
MKD Jiaxing [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jan. 30, 2018
Place of incorporation	Zhejiang, PRC
Principal activities	Trading, designing and manufacturing industrial embedded system and automotive electronics
Cetus Capital Acquisition Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jun. 07, 2022
Place of incorporation	Delaware
Principal activities	Blank check company